Stock-Based Compensation - Annual stock-based compensation plan (Details) - shares		5 Months Ended	9 Months Ended
	Jun. 15, 2023	Jun. 30, 2023	Mar. 31, 2024
RSAs activity
Outstanding and Unvested as of June 30, 2023			459,200
Number of shares granted	463,800
Forfeited			(10,200)
Outstanding and Unvested as of March 31 , 2024		459,200
RSAs
RSAs activity
Outstanding and Unvested as of June 30, 2023			459,200
Number of shares granted	463,800	463,800
Forfeited		(4,600)
Outstanding and Unvested as of March 31 , 2024		459,200